CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	11 Months Ended
Feb. 28, 2019 shares
IPO [Member]
Issuance of ordinary shares to initial shareholder (in shares)	6,325,000
Private Placement
Issuance of ordinary shares to initial shareholder (in shares)	358,813